BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
March 31, 2021

	Shares	Value
COMMON STOCKS - 98.2%
AUSTRALIA - 3.8%
Office - 3.8%
Dexus	3,260,152	$24,241,370
Total AUSTRALIA		24,241,370
CANADA - 3.6%
Office - 1.8%
Allied Properties Real Estate Investment Trust	351,618	11,370,857
Residential - 1.8%
InterRent Real Estate Investment Trust	945,299	11,125,147
Total CANADA		22,496,004
FRANCE - 5.9%
Hotel - 1.0%
Accor SA	162,300	6,114,817
Office - 3.5%
Covivio	166,152	14,210,782
Gecina SA	55,029	7,574,835
Total Office		21,785,617
Retail - 1.4%
Unibail-Rodamco-Westfield	113,928	9,102,687
Total FRANCE		37,003,121
GERMANY - 1.4%
Residential - 1.4%
Deutsche Wohnen SE	185,288	8,643,428
Total GERMANY		8,643,428
HONG KONG - 7.1%
Diversified - 5.2%
CK Asset Holdings Ltd.	1,302,605	7,929,713
Sun Hung Kai Properties Ltd.	805,797	12,201,256
Swire Properties Ltd.	4,127,115	12,810,533
Total Diversified		32,941,502
Retail - 1.9%
Wharf Real Estate Investment Company Ltd.	2,163,038	12,163,571
Total HONG KONG		45,105,073
JAPAN - 11.1%
Hotel - 2.6%
Invincible Investment Corp.	17,184	6,508,112
Japan Hotel REIT Investment Corp.	17,716	10,015,249
Total Hotel		16,523,361
Industrial - 1.5%
LaSalle Logiport REIT	4,244	6,435,331
Mitsui Fudosan Logistics Park, Inc.	641	3,169,996
Total Industrial		9,605,327
Office - 7.0%
Daiwa Office Investment Corp.	1,146	8,076,403
Invesco Office J-Reit, Inc.	49,383	7,799,978
Mitsui Fudosan Company Ltd.	680,262	15,506,905
Nippon Building Fund, Inc.	2,148	12,657,701
Total Office		44,040,987
Total JAPAN		70,169,675
SINGAPORE - 1.7%
Diversified - 0.9%
City Developments Ltd.	922,563	5,487,050
Office - 0.8%
Keppel REIT	5,522,722	5,022,232
Total SINGAPORE		10,509,282
SPAIN - 3.0%
Diversified - 2.3%
Merlin Properties Socimi SA (n)	1,427,800	14,616,256
Hotel - 0.7%
Melia Hotels International SA (n)	584,580	4,367,526
Total SPAIN		18,983,782
SWEDEN - 1.8%
Diversified - 1.8%
Hufvudstaden AB	778,034	11,317,596
Total SWEDEN		11,317,596
UNITED KINGDOM - 7.6%
Industrial - 0.5%
Tritax EuroBox PLC (e)	2,278,950	3,157,485
Office - 2.5%
Derwent London PLC	358,692	15,961,592
Retail - 4.6%
Capital & Counties Properties PLC	5,189,702	12,212,767
Hammerson PLC	8,745,282	4,217,175
Shaftesbury PLC	1,420,350	12,560,601
Total Retail		28,990,543
Total UNITED KINGDOM		48,109,620
UNITED STATES - 51.2%
Datacenters - 1.8%
CyrusOne, Inc.	165,522	11,209,150
Healthcare - 6.4%
Physicians Realty Trust	121,139	2,140,526
Ventas, Inc.	280,494	14,961,550
Welltower, Inc.	323,848	23,197,232
Total Healthcare		40,299,308
Hotel - 4.5%
Host Hotels & Resorts, Inc.	1,054,451	17,767,500
Pebblebrook Hotel Trust	436,908	10,612,495
Total Hotel		28,379,995
Industrial - 7.0%
Prologis, Inc.	370,013	39,221,378
Rexford Industrial Realty, Inc.	97,839	4,931,086
Total Industrial		44,152,464
Manufactured Homes - 1.6%
Sun Communities, Inc.	64,998	9,752,300
Net Lease - 5.4%
Agree Realty Corp.	79,800	5,371,338
National Retail Properties, Inc.	252,053	11,107,976
Spirit Realty Capital, Inc.	151,261	6,428,592
VICI Properties, Inc.	221,955	6,268,009
WP Carey, Inc.	69,776	4,937,350
Total Net Lease		34,113,265
Office - 5.7%
Cousins Properties, Inc.	354,804	12,542,322
Douglas Emmett, Inc.	202,280	6,351,592
Highwoods Properties, Inc.	218,800	9,395,272
SL Green Realty Corp.	111,364	7,794,366
Total Office		36,083,552
Residential - 11.5%
American Homes 4 Rent	471,119	15,707,107
Camden Property Trust	169,643	18,645,462
Equity Residential	155,700	11,152,791
Essex Property Trust, Inc.	62,974	17,118,852
Mid-America Apartment Communities, Inc.	68,802	9,932,257
Total Residential		72,556,469
Retail - 6.2%
Federal Realty Investment Trust	55,500	5,630,475
Regency Centers Corp.	193,700	10,984,727
Simon Property Group, Inc.	197,116	22,425,887
Total Retail		39,041,089
Self Storage - 0.1%
Extra Space Storage, Inc.	6,685	886,097
Specialty - 1.0%
Outfront Media, Inc.	278,300	6,075,289
Total UNITED STATES		322,548,978
Total COMMON STOCKS
(Cost $516,768,500)		619,127,929
Total Investments - 98.2%
(Cost $516,768,500)		619,127,929
Other Assets in Excess of Liabilities - 1.8%		11,171,573
TOTAL NET ASSETS - 100.0%		$630,299,502

(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2021, the total value of all such securities was
$3,157,485 or 0.5% of net assets.

(n) - Non-income producing security.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2021.

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$-	$24,241,370	$-	$24,241,370
Canada	22,496,004	-	-	22,496,004
France	-	37,003,121	-	37,003,121
Germany	-	8,643,428	-	8,643,428
Hong Kong	-	45,105,073	-	45,105,073
Japan	-	70,169,675	-	70,169,675
Singapore	-	10,509,282	-	10,509,282
Spain	-	18,983,782	-	18,983,782
Sweden	-	11,317,596	-	11,317,596
United Kingdom	3,157,485	44,952,135	-	48,109,620
United States	322,548,978	-	-	322,548,978
Total Common Stocks	348,202,467	270,925,462	-	619,127,929
Total	$348,202,467	$270,925,462	$-	$619,127,929